CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
CONSOLIDATED BALANCE SHEETS
Allowance for credit loss | ¥	¥ 14,816,208		¥ 17,725,683
Investment in equity investees | ¥	¥ 11,062,659		¥ 76,929,667
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	30,178,859		30,178,859
Ordinary shares, shares outstanding	30,178,859		30,178,859